Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 01, 2025	Dec. 31, 2025	Oct. 14, 2025	Apr. 14, 2025	Apr. 01, 2025	Jan. 29, 2019
Organization and Principal Activities [Line Items]
Registered capital (in Yuan Renminbi)	¥ 5,000
Agreement effective term, year		20 years
Term renewed		1 year
Exclusive Option Agreements [Member]
Organization and Principal Activities [Line Items]
Agreement effective term, year		20 years
Term extended		1 year
Renewal extension, term year		1 year
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities [Line Items]
Renewal extension, term year		1 year
Contractual Arrangements among WXZJ, QYHZ, and the Shareholders of QYHZ [Member]
Organization and Principal Activities [Line Items]
Agreement effective term, year		20 years
Term renewed		1 year
ZH [Member] | Business Combination [Member]
Organization and Principal Activities [Line Items]
Equity interests acquired, percentage						100.00%
Kashgar Times and Holgus X. [Member] | Business Combination [Member] | WXBJ [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage						100.00%
SG, HX and LH [Member] | Business Combination [Member] | WXBJ [Member]
Organization and Principal Activities [Line Items]
Equity interests acquired, percentage						100.00%
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities [Line Items]
Agreement effective term, year		20 years
Term extended		1 year
Star Home Global Media FZ-LL [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage					70.00%
Fashionfly Limited [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage				51.00%
SH Entertainment Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage			70.00%
QYHN [Member]
Organization and Principal Activities [Line Items]
Owned subsidiary percentage	20.00%